FIRST DEFINED PORTFOLIO FUND, LLC
                               SEMI ANNUAL REPORT
                     FOR THE SIX MONTHS ENDED JUNE 30, 2001

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                        FIRST DEFINED PORTFOLIO FUND, LLC
                                  JUNE 30, 2001
 Shareholder Letter ....................................................     1
 Portfolio of Investments ................................................   2
 Statements of Assets and Liabilities ....................................  14
 Statements of Operations ................................................  16
 Statements of Changes in Net Assets .....................................  18
 Statements of Changes in Net Assets-Capital Stock Activity ..............  20
 Financial Highlights ....................................................  22
 Notes to Financial Statements ...........................................  33

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                        FIRST DEFINED PORTFOLIO FUND, LLC
                                  JUNE 30, 2001

Dear Shareholders:

The first half of 2001 was a tale of two quarters. The first quarter began on a positive note with a 50 basis point reduction in the federal funds rate in the first week of January. The DJIA and S&P 500 indexes rallied between 1% and 2% on the news through January 18, the initial deposit date of the First Defined Sector Fund, but the Nasdaq Composite remained essentially unchanged. Unfortunately, the momentum was short-lived despite two additional rate cuts in Q1 totaling 1%. Sagging corporate earnings, especially in the technology sector, overwhelmed any optimism fueled by the Fed's aggressive change in monetary policy. The DJIA, S&P 500 and the Nasdaq Composite declined 8%, 11.8% and 25.4%, respectively in Q1.

In the second quarter, the Fed initiated three additional rate cuts totaling 125 basis points in an effort to encourage consumers and businesses to resume their borrowing and spending ways. The manufacturing sector of the U.S. economy continued to throttle down in Q2 to allow bloated inventories to moderate. The DJIA, S&P 500 and the Nasdaq Composite appreciated 6.7%, 5.9% and 17.5%, respectively in Q2.

Overall, the first half of 2001 has brought little relief to frustrated investors. Consumers have responded favorably to the drop in interest rates, but the business community has not. The technology sector, in particular, has yet to turn the corner with respect to earnings. In fact, many technology companies are struggling to provide any guidance at all for the last two quarters of 2001. However, thanks to lower rates, the real estate market has maintained its momentum, which has helped keep the U.S. economy from falling into recession. The third quarter should be a good barometer for things to come. Because it usually takes 6 to 9 months for interest rate changes to infiltrate the economy, the first couple of rate cuts initiated by the Fed in January could begin to positively impact economic growth at some point in the next three months.

We are optimistic about the prospects for the stock market over the next several quarters. We are encouraged by the fact that business inventories are being drawn down, energy prices have abated and liquidity has been restored. Over the next several quarters, we believe that stocks should respond to a rebounding economy and more favorable earnings comparisons.

As always, our philosophy with regard to investing on behalf of the First Defined Portfolio Fund, LLC is based in the belief that a disciplined approach best suits the long-term investor. The companies selected for our defined sector portfolios are researched and evaluated using database screening techniques, fundamental analysis, and the judgement of our research analysts. We believe that financial markets set the price of financial securities based upon expectations for future cash flows. It is our contention that successful investors tend to select stocks where management is able to exceed cash flow expectations. Likewise, portfolios derived from indexes will continue to employ unique quantitative strategies that combine historical evidence with common sense to give investors an opportunity to obtain returns greater than that of the actual indexes.




/S/ SIGNATURE
JAMES A. BOWEN SIG


James A. Bowen
President of the First Defined
Portfolio Fund, LLC

THE DOW SM TARGET 5 PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2001 (UNAUDITED)


                                                                     MARKET
   SHARES                                                            VALUE
  --------                                                         ----------

 COMMON STOCKS - 100.2%

              CONSUMER DURABLES AND APPAREL - 23.1%
      4,277   Eastman Kodak Company ..........................    $   199,650
                                                                 -------------

              FOOD BEVERAGE & TOBACCO - 22.6%
      3,851   Philip Morris Companies, Inc. ..................        195,438
                                                                 -------------

              CAPITAL GOODS - 20.9%
      3,610   Caterpillar, Inc. ..............................        180,681
                                                                 -------------

              TELECOMMUNICATIONS SERVICES - 16.9%
      3,647   SBC Communications, Inc. .......................        146,099
                                                                 -------------

              BASIC MATERIALS - 16.7%
      4,050   International Paper Company ....................        144,585
                                                                 -------------

              TOTAL COMMON STOCKS ............................        866,453
                                                                 -------------
              (Cost $838,063)

              TOTAL INVESTMENTS - 100.2% .....................        866,453
              (Cost $838,063)
              NET OTHER ASSETS AND LIABILITIES - (0.2)% ......         (1,821)
                                                                 -------------
              NET ASSETS - 100.0% ............................    $   864,632
                                                                 =============



--------------------------------------------------------------------------------


                       See Notes to Financial Statements.

THE DOW SM DART 10 PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2001 (UNAUDITED)




                                                                     MARKET
   SHARES                                                            VALUE
  --------                                                         ----------

COMMON STOCKS - 102.5%

              CAPITAL GOODS - 19.7%
      3,525   Boeing Company .................................    $   195,990
      4,843   Caterpillar, Inc. ..............................        242,392
                                                                 -------------
                                                                      438,382
                                                                 -------------
              AUTOMOBILE & COMPONENTS - 13.2%
      4,542   General Motors Corp. ...........................        292,278
                                                                 -------------

              CONSUMER DURABLES & APPAREL - 12.1%
      5,736   Eastman Kodak Company ..........................        267,756
                                                                 -------------

              FOOD BEVERAGE & TOBACCO - 11.8%
      5,170   Philip Morris Companies, Inc. ..................        262,377
                                                                 -------------

              CHEMICALS - 10.1%
      4,673   DuPont (El) de Nemours .........................        225,426
                                                                 -------------

              DIVERSIFIED MANUFACTURING - 9.7%
      1,887   Minnesota Mining & Manufacturing Company .......        215,307
                                                                 -------------

              AEROSPACE/DEFENSE EQUIPMENT - 9.7%
      2,930   United Technologies Corp. ......................        214,652
                                                                 -------------

              TECHNOLOGY HARDWARE & EQUIPMENT - 9.2%
      7,112   Hewlett-Packard Company ........................        203,403
                                                                 -------------

              PHARMACEUTICALS - 7.0%
      2,433   Merck & Company, Inc. ..........................        155,493
                                                                 -------------

              TOTAL COMMON STOCKS ............................      2,275,074
                                                                 -------------
              (Cost $2,276,109)

              TOTAL INVESTMENTS - 102.5% .....................      2,275,074
              (Cost $2,276,109)
              NET OTHER ASSETS AND LIABILITIES - (2.5)% ......        (55,643)
                                                                 -------------
              NET ASSETS - 100.0% ............................    $ 2,219,431
                                                                 =============

--------------------------------------------------------------------------------



                       See Notes to Financial Statements.

GLOBAL TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2001 (UNAUDITED)






                                                                     MARKET
   SHARES                                                            VALUE
  --------                                                         ----------

COMMON STOCKS - 94.5%

              UNITED KINGDOM - 31.7%
     20,034   British Airways Plc ............................       $ 96,926
     50,035   Invensys Plc ...................................         94,999
     41,388   Marks & Spencer Plc ............................        152,506
     25,010   Peninsular & Oriental Steam ....................        102,006
     31,806   Tate & Lyle Plc ................................        126,033
                                                                 -------------
                                                                      572,470
                                                                 -------------

              HONG KONG - 31.5%
    100,144   Amoy Properties Ltd. ...........................        114,913
     69,000   Cheung Kong Infrastructure Holdings, Ltd. ......        119,428
    125,000   Hang Lung Development Company ..................        120,998
    150,000   Henderson Investment Ltd. ......................        109,620
     80,934   Hysan Development Company Ltd. .................        103,247
                                                                 -------------
                                                                      568,206
                                                                 -------------

              UNITED STATES - 31.3%
      2,348   Caterpillar, Inc. ..............................        117,517
      2,784   Eastman Kodak Company ..........................        129,957
      2,636   International Paper Company ....................         94,105
      2,507   Philip Morris Companies, Inc. ..................        127,230
      2,373   SBC Communications, Inc. .......................         95,062
                                                                 -------------
                                                                      563,871
                                                                 -------------

              TOTAL COMMON STOCKS ............................      1,704,547
                                                                 -------------
              (Cost $1,670,737)

              TOTAL INVESTMENTS - 94.5% ......................      1,704,547
              (Cost $1,670,737)
              NET OTHER ASSETS AND LIABILITIES - 5.5% ........         99,573
                                                                 -------------
              NET ASSETS - 100.0% ............................    $ 1,804,120
                                                                 =============

--------------------------------------------------------------------------------


 INDUSTRY DIVERSIFICATION AS A PERCENTAGE OF NET ASSETS:

              Real Estate ....................................         24.9%
              Food Beverage & Tobacco ........................         14.0%
              Capital Goods ..................................         13.1%
              Transportation .................................         11.0%
              Retail .........................................          8.5%
              Consumer Durables ..............................          7.2%
              Diversified Manufacturing ......................          5.3%
              Telecommunications .............................          5.3%
              Basic Materials ................................          5.2%
              Net Other Assets and Liabilities ...............          5.5%
                                                                 -------------
                                                                      100.0%
                                                                 =============


                       See Notes to Financial Statements.

S&P TARGET 10 PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2001 (UNAUDITED)


                                                                    MARKET
   SHARES                                                            VALUE
  --------                                                         ----------

COMMON STOCKS - 99.7%

              HEALTH CARE & EQUIPMENT SERVICES - 37.3%
      3,059   Cardinal Health, Inc. ..........................      $ 211,071
      4,681   Tenet Healthcare Corp.* ........................        241,493
      3,390   UnitedHealth Group, Inc. .......................        209,333
                                                                 -------------
                                                                      661,897
                                                                 -------------

              DIVERSIFIED FINANCIALS - 17.2%
      1,104   Lehman Brothers Holdings, Inc. .................         85,836
      5,840   Washington Mutual, Inc. ........................        219,292
                                                                 -------------
                                                                      305,128
                                                                 -------------

              PIPELINES - 15.5%
      2,896   El Paso Energy Corp. ...........................        152,156
      2,506   Enron Corp. ....................................        122,794
                                                                 -------------
                                                                      274,950
                                                                 -------------

              INSURANCE - 11.1%
      3,890   St. Paul Companies, Inc. .......................        197,184
                                                                 -------------

              ENERGY EQUIPMENT & SERVICES - 9.8%
      3,751   Dynegy Inc., Class A ...........................        174,421
                                                                 -------------

              UTILITIES - 8.8%
      4,858   Reliant Energy, Inc. ...........................        156,476
                                                                 -------------

              TOTAL COMMON STOCKS ............................      1,770,056
                                                                 -------------
              (Cost $1,873,242)

              TOTAL INVESTMENTS - 99.7% ......................      1,770,056
              (Cost $1,873,242)
              NET OTHER ASSETS AND LIABILITIES - 0.3% ........          5,986
                                                                 -------------
              NET ASSETS - 100.0% ............................    $ 1,776,042
                                                                 =============

--------------------------------------------------------------------------------
        *     Non-income producing security.


                       See Notes to Financial Statements.

NASDAQ TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2001 (UNAUDITED)


                                                                     MARKET
   SHARES                                                            VALUE
  --------                                                         ----------

COMMON STOCKS - 100.2%

              BIOTECHNOLOGY - 34.2%
     13,040   Amgen, Inc.* ...................................    $   791,267
      2,305   Genzyme Corp.* .................................        140,605
      1,766   IDEC Pharmeceuticals, Corp.* ...................        119,541
                                                                 -------------
                                                                    1,051,413
                                                                 -------------

              SOFTWARE & SERVICES - 33.9%
      3,278   Adobe Systems, Inc. ............................        154,066
      2,695   Check Point Software Technology Ltd.* ..........        136,286
     30,345   Oracle Corp.* ..................................        576,555
      3,558   PeopleSoft, Inc.* ..............................        175,160
                                                                 -------------
                                                                    1,042,067
                                                                 -------------

              BASIC MATERIALS - 10.9%
      3,512   Bed, Bath & Beyond, Inc.* ......................        105,360
        761   PACCAR, Inc. ...................................         39,131
      4,783   Paychex, Inc. ..................................        191,320
                                                                 -------------
                                                                      335,811
                                                                 -------------

              TECHNOLOGY HARDWARE & EQUIPMENT - 5.9%
      4,127   Linear Technology Corp. ........................        182,496
                                                                 -------------

              DIVERSIFIED FINANCIALS - 4.8%
      2,838   Concord EFS, Inc.* .............................        147,604
                                                                 -------------

              TELECOMMUNICATIONS-EQUIPMENT - 3.8%
      2,027   Comverse Technology, Inc.* .....................        116,796
                                                                 -------------

              MEDICAL - 3.5%
      2,214   Biomet, Inc. ...................................        106,405
                                                                 -------------

              COMMERCIAL SERVICES - 3.2%
      2,174   Cintas Corp. ...................................        100,547
                                                                 -------------

              TOTAL COMMON STOCKS ............................      3,083,139
                                                                 -------------
              (Cost $3,621,266)

              TOTAL INVESTMENTS - 100.2% .....................      3,083,139
              (Cost $3,621,266)
              NET OTHER ASSETS AND LIABILITIES - (0.2)% ......         (6,434)
                                                                 -------------
              NET ASSETS - 100.0% ............................    $ 3,076,705
                                                                 =============

--------------------------------------------------------------------------------
        *     Non-income producing security.


                       See Notes to Financial Statements.

LEHMAN BROTHERS 10 UNCOMMON VALUES PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2001 (UNAUDITED)



                                                                     MARKET
   SHARES                                                            VALUE
  --------                                                         ----------

COMMON STOCKS - 101.7%

              COMMUNICATIONS - 31.2%
     86,655   AT&T Corp.-Liberty Media Group, Class A* .......   $  1,515,596
     77,359   Cisco Systems, Inc.* ...........................      1,407,934
     32,648   Comcast Corp., Special Class A* ................      1,416,923
                                                                 -------------
                                                                    4,340,453
                                                                 -------------

              BASIC MATERIALS - 20.5%
     36,076   Alcoa, Inc. ....................................      1,421,394
     47,761   Bed, Bath & Beyond, Inc.* ......................      1,432,830
                                                                 -------------
                                                                    2,854,224
                                                                 -------------

              DIVERSIFIED FINANCIALS - 19.8%
     25,662   Concord EFS, Inc.* .............................      1,334,681
     37,637   Washington Mutual, Inc. ........................      1,413,269
                                                                 -------------
                                                                    2,747,950
                                                                 -------------

              INDUSTRIAL - 10.3%
     46,660   Waste Management, Inc. .........................      1,438,061
                                                                 -------------

              UTILITIES - 10.1%
     40,905   Mirant Corp.* ..................................      1,407,132
                                                                 -------------

              CONSUMER GOODS - 9.8%
     28,882   Harley Davidson, Inc. ..........................      1,359,765
                                                                 -------------

              TOTAL COMMON STOCKS ............................     14,147,585
                                                                 -------------
              (Cost $14,365,868)

              TOTAL INVESTMENTS - 101.7% .....................     14,147,585
              (Cost $14,365,868)
              NET OTHER ASSETS AND LIABILITIES - (1.7)% ......       (236,712)
                                                                 -------------
              NET ASSETS - 100.0% ............................    $13,910,873
                                                                 =============

--------------------------------------------------------------------------------
        *     Non-income producing security.


                       See Notes to Financial Statements.

FIRST TRUST ENERGY PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2001 (UNAUDITED)


                                                                     MARKET
   SHARES                                                            VALUE
  --------                                                         ----------

COMMON STOCKS - 98.9%

              OIL & GAS - 50.4%
        363   Anadarko Petroleum Corp. .......................      $  19,613
        343   Apache Corp. ...................................         17,407
        584   Baker Hughes Inc. ..............................         19,564
        284   Chevron Corp. ..................................         25,702
        818   Conoco Inc. ....................................         23,068
        399   Devon Energy Corp. .............................         20,948
        363   ENI Spa, Sponsored ADR .........................         22,397
        733   ENSCO International, Inc. ......................         17,152
        485   EOG Resources, Inc. ............................         17,242
        278   Exxon Mobil Corp. ..............................         24,283
        374   Royal Dutch Petroleum (NY Share) ...............         21,793
        315   Total Fina Sa, Sponsored ADR ...................         22,113
        820   USX-Marathon Group .............................         24,198
        700   Valero Energy Corp. ............................         25,746
      1,090   Vintage Petroleum Corp. ........................         20,383
                                                                 -------------
                                                                      321,609
                                                                 -------------

              ENERGY EQUIPMENT & SERVICES -  34.9%
        718   BJ Services Company* ...........................         20,377
        497   Dynegy Inc. ....................................         23,110
        905   Global Marine, Inc.* ...........................         16,860
        641   Halliburton Company ............................         22,820
        422   Nabors Industries, Inc.* .......................         15,698
        594   Noble Drilling Corp.* ..........................         19,453
        762   Santa Fe International Corp. ...................         22,098
        302   Schlumberger Ltd. ..............................         15,900
        551   Tidewater, Inc. ................................         20,773
        528   Weatherford International, Inc.* ...............         25,344
        624   Williams Companies Inc. ........................         20,561
                                                                 -------------
                                                                      222,994
                                                                 -------------

              UTILITIES - 8.1%
        450   AES Corp.* .....................................         19,373
        942   Mirant Corp.* ..................................         32,405
                                                                 -------------
                                                                       51,778
                                                                 -------------

              PIPELINES - 5.5%
        361   El Paso Energy Corp. ...........................         18,967
        325   Enron Corp. ....................................         15,925
                                                                 -------------
                                                                       34,892
                                                                 -------------

              TOTAL COMMON STOCKS ............................        631,273
                                                                 -------------
              (Cost $774,201)

              TOTAL INVESTMENTS - 98.9% ......................        631,273
              (Cost $774,201)
              NET OTHER ASSETS AND LIABILITIES - 1.1% ........          7,061
                                                                 -------------
              NET ASSETS - 100.0% ............................     $  638,334
                                                                 =============

--------------------------------------------------------------------------------
        *     Non-income producing security.
       ADR    American Depositary Receipt

                       See Notes to Financial Statements.

FIRST TRUST FINANCIAL SERVICES PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2001 (UNAUDITED)


                                                                     MARKET
   SHARES                                                            VALUE
  --------                                                         ----------

COMMON STOCKS - 97.0%

              DIVERSIFIED FINANCIALS - 52.1%
        836   American Express Company .......................       $ 32,437
        669   Capital One Financial Corp. ....................         40,140
        804   Citigroup, Inc. ................................         42,483
      1,102   Concord EFS, Inc.* .............................         57,315
      1,512   Eaton Vance Corp. ..............................         52,618
        697   Federal Home Loan Mortgage Corp. ...............         48,790
        547   Federal National Mortgage Association ..........         46,577
        400   Goldman Sachs Group, Inc. ......................         34,320
        786   Household International, Inc. ..................         52,426
      1,078   Investment Technology Group, Inc. ..............         54,213
        567   Lehman Brothers Holdings, Inc. .................         44,084
      1,159   MBNA Corp. .....................................         38,189
        602   Merrill Lynch & Company, Inc. ..................         35,668
        510   Morgan Stanley Dean Witter & Company ...........         32,757
        799   Providian Financial Corp. ......................         47,301
      1,390   Washington Mutual, Inc. ........................         52,194
                                                                 -------------
                                                                      711,512
                                                                 -------------

              INSURANCE - 25.8%
      1,340   AFLAC, Inc. ....................................         42,197
      1,136   Allstate Corp. .................................         49,973
        491   American International Group, Inc. .............         42,226
        375   CIGNACorp. .....................................         35,933
        526   ING Groep NV ...................................         34,648
      1,251   John Hancock Financial Services, Inc. ..........         50,365
        727   MGIC Investment Corp. ..........................         52,809
      1,009   Nationwide Financial Services, Inc. ............         44,043
                                                                 -------------
                                                                      352,194
                                                                 -------------

              BANKS - 19.1%
      1,114   Banc One Corp. .................................         39,881
        903   Bank of America Corp. ..........................         54,207
        710   Comerica, Inc. .................................         40,896
      1,055   FleetBoston Financial Corp. ....................         41,620
        883   JP Morgan Chase & Co. ..........................         39,382
        686   SunTrust Banks, Inc. ...........................         44,439
                                                                 -------------
                                                                      260,425
                                                                 -------------

              TOTAL COMMON STOCKS ............................      1,324,131
                                                                 -------------
              (Cost $1,275,335)

              TOTAL INVESTMENTS - 97.0% ......................      1,324,131
              (Cost $1,275,335)
              NET OTHER ASSETS AND LIABILITIES - 3.0% ........         40,912
                                                                 -------------
              NET ASSETS - 100.0% ............................    $ 1,365,043
                                                                 =============

--------------------------------------------------------------------------------
        *     Non-income producing security.

                       See Notes to Financial Statements.

FIRST TRUST INTERNET PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2001 (UNAUDITED)



                                                                     MARKET
   SHARES                                                            VALUE
  --------                                                         ----------

COMMON STOCKS - 107.1%

              SOFTWARE & SERVICES - 42.8%
        445   AOL Time Warner, Inc.* .........................     $   23,585
        342   BEASystems Inc.* ...............................         10,503
        237   Check Point Software Technology Ltd.* ..........         11,985
        374   Microsoft Corp.* ...............................         27,152
        608   Oracle Corp.* ..................................         11,552
        460   Sabre Holdings Corp.* ..........................         23,000
        267   VeriSign, Inc.* ................................         16,023
        228   Veritas Software Corp.* ........................         15,169
        639   Yahoo!, Inc.* ..................................         12,774
                                                                 -------------
                                                                      151,743
                                                                 -------------

              TECHNOLOGY HARDWARE & EQUIPMENT - 36.0%
        229   Brocade Communications Systems Inc.* ...........         10,074
        501   Cisco Systems, Inc.* ...........................          9,118
        967   Dell Computer Corp.* ...........................         25,094
        291   EMC Corp.* .....................................          8,453
        596   Hewlett-Packard Company ........................         17,046
        574   Intel Corp. ....................................         16,789
        167   Juniper Networks, Inc.* ........................          5,194
        570   Openwave Systems, Inc.* ........................         19,779
        657   Sun Microsystems, Inc.* ........................         10,328
        310   Tellabs, Inc.* .................................          5,977
                                                                 -------------
                                                                      127,852
                                                                 -------------

              TELECOMMUNICATIONS SERVICES - 28.3%
        366   Corning, Inc. ..................................          6,116
        422   Qwest Communications International, Inc. .......         13,449
        484   Scientific-Atlanta, Inc. .......................         19,650
        517   Symantec Corp.* ................................         22,588
        402   TMP Worldwide, Inc.* ...........................         23,762
        997   WorldCom, Inc.* ................................         14,915
                                                                 -------------
                                                                      100,480
                                                                 -------------

              TOTAL COMMON STOCKS ............................        380,075
                                                                 -------------
              (Cost $483,115)

              TOTAL INVESTMENTS - 107.1% .....................        380,075
              (Cost $483,115)
              NET OTHER ASSETS AND LIABILITIES - (7.1)% ......       (25,293)
                                                                 -------------
              NET ASSETS - 100.0% ............................    $   354,782
                                                                 =============

--------------------------------------------------------------------------------
        *     Non-income producing security.

                       See Notes to Financial Statements.

FIRST TRUST PHARMACEUTICAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2001 (UNAUDITED)



                                                                     MARKET
   SHARES                                                            VALUE
  --------                                                         ----------

COMMON STOCKS - 97.8%

              PHARMACEUTICALS - 76.6%
      1,724   Abbott Laboratories ............................     $   82,769
      1,323   American Home Products Corp. ...................         77,316
      1,252   Andrx Corp.* ...................................         96,404
      1,536   AstraZeneca Plc, Sponsored ADR .................         71,808
      1,152   Bristol-Myers Squibb Company ...................         60,250
      2,762   COR Therapeutics, Inc.* ........................         84,241
      1,670   Elan Corp. Plc, Sponsored ADR* .................        101,870
      1,429   Glaxo Wellcome Plc, Sponsored ADR ..............         80,310
      1,514   Johnson & Johnson ..............................         75,700
      1,709   King Pharmaceuticals, Inc.* ....................         91,859
        919   Lilly (Eli) & Company ..........................         68,006
      1,680   MedImmune, Inc.* ...............................         79,296
        890   Merck & Company, Inc. ..........................         56,880
      1,721   Novartis Ag, ADR* ..............................         62,214
      1,750   Pfizer, Inc. ...................................         70,087
      1,445   Schering-Plough Corp. ..........................         52,367
                                                                 -------------
                                                                    1,211,377
                                                                 -------------

              BIOTECHNOLOGY - 21.2%
      1,271   Amgen, Inc.* ...................................         77,124
      1,421   Biogen, Inc.* ..................................         77,246
      1,111   Genentech, Inc.* ...............................         61,216
      1,952   Genzyme Corp.* .................................        119,072
                                                                 -------------
                                                                      334,658
                                                                 -------------

              TOTAL COMMON STOCKS ............................      1,546,035
                                                                 -------------
              (Cost $1,555,351)

              TOTAL INVESTMENTS - 97.8% ......................      1,546,035
              (Cost $1,555,351)
              NET OTHER ASSETS AND LIABILITIES - 2.2% ........         35,484
                                                                 -------------
              NET ASSETS - 100.0% ............................    $ 1,581,519
                                                                 =============

--------------------------------------------------------------------------------
        *     Non-income producing security.
       ADR    American Depositary Receipt


                       See Notes to Financial Statements.

FIRST TRUST TECHNOLOGY PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2001 (UNAUDITED)


                                                                     MARKET
   SHARES                                                            VALUE
  --------                                                         ----------

COMMON STOCKS - 98.2%

              TECHOLOGY HARDWARE & EQUIPMENT - 61.4%
        931   Applied Materials, Inc.* .......................       $ 45,712
        497   Brocade Communications Systems, Inc.* ..........         21,863
      1,082   Cisco Systems, Inc.* ...........................         19,692
      2,089   Dell Computer Corp.* ...........................         54,210
        618   EMC Corp.* .....................................         17,953
        906   Gemstar International Group Ltd.* ..............         39,864
      1,296   Hewlett-Packard Company ........................         37,066
      1,240   Intel Corp. ....................................         36,270
        946   JDS Uniphase Corp.* ............................         12,061
        363   Juniper Networks, Inc.* ........................         11,289
        826   Linear Technology Corp. ........................         36,526
      1,202   Nortel Networks Corp. ..........................         10,926
      1,053   Novellus Systems, Inc.* ........................         59,800
        543   QUALCOMM, Inc.* ................................         31,755
        964   STMicroelectronics N.V., (NY Share) ............         32,776
      1,420   Sun Microsystems, Inc.* ........................         22,322
      1,116   Symantec Corp.* ................................         48,758
        671   Tellabs, Inc.* .................................         12,937
        492   Veritas Software Corp.* ........................         32,733
                                                                 -------------
                                                                      584,513
                                                                 -------------

              SOFTWARE & SERVICES - 23.1%
      1,820   BMCSoftware, Inc.* .............................         41,023
        730   Celestica, Inc.* ...............................         37,595
        511   Check Point Software Technology Ltd.* ..........         25,841
        808   Microsoft Corp.* ...............................         58,661
      1,319   Oracle Corp.* ..................................         25,061
        680   Siebel Systems, Inc.* ..........................         31,892
                                                                 -------------
                                                                      220,073
                                                                 -------------

              TELECOMMUNICATIONS SERVICES & EQUIPMENT - 13.7%
        790   Corning, Inc. ..................................         13,201
        974   I2 Technologies, Inc.* .........................         19,285
        792   Maxim Intgrated Products, Inc.* ................         35,014
        938   Nokia Oyj, Sponsored ADR .......................         20,674
      1,047   Scientific-Atlanta, Inc. .......................         42,508
                                                                 -------------
                                                                      130,682
                                                                 -------------

              TOTAL COMMON STOCKS ............................        935,268
                                                                 -------------
              (Cost $1,105,411)

              TOTAL INVESTMENTS - 98.2% ......................        935,268
              (Cost $1,105,411)
              NET OTHER ASSETS AND LIABILITIES - 1.8% ........         17,489
                                                                 -------------
              NET ASSETS - 100.0% ............................     $  952,757
                                                                 =============

--------------------------------------------------------------------------------
        *     Non-income producing security.
       ADR    American Depositary Receipt

                       See Notes to Financial Statements.

                       This Page Left Blank Intentionally

STATEMENTS OF ASSETS AND LIABILITIES
FIRST DEFINED PORTFOLIO FUND, LLC
JUNE 30, 2001 (UNAUDITED)


                                                                  THE DOWSM       THE DOWSM       GLOBAL           S&P
                                                                   TARGET 5         DART 10       TARGET 15      TARGET 10
                                                                  PORTFOLIO       PORTFOLIO      PORTFOLIO       PORTFOLIO
                                                                ------------    ------------    ------------    -----------
ASSETS:
Investments, at value
   (See portfolios of investments)(a): ........................ $    866,453    $  2,275,074    $  1,704,547    $ 1,770,056
                                                                ------------    ------------    ------------    -----------
Cash ..........................................................       32,395              -           76,101            -
Dividends receivable ..........................................        2,441           6,240           9,245          1,781
Receivable for Membership Interest sold .......................          883              -           49,992         53,106
Receivable for investment securities sold .....................           -               -               -             -
Receivable from Advisor .......................................       10,235          16,067          17,009         18,469
                                                                ------------    ------------    ------------    -----------
     Total Assets .............................................      912,407       2,297,381       1,856,894      1,843,412
                                                                ------------    ------------    ------------    -----------
LIABILITIES:
Payable for Membership Interest redeemed ......................           -              450              -             -
Payable for investment securities purchased ...................           -               -               -             -
Due to Custodian ..............................................           -           18,878              -           8,112
Investment advisory fee payable ...............................        1,992           8,695           9,408         10,774
Payable to Administrator ......................................        3,203           3,226           3,209          3,243
Distribution fees payable .....................................          119             443             349            338
Trustees fee payable ..........................................        4,523           4,383             606          2,650
Accrued legal fees ............................................        2,463           2,481           2,481          2,481
Accrued audit fees ............................................        3,969           3,969           3,969          3,969
Membership Interest servicing fee payable .....................        4,236           7,655           4,674          7,353
Printing fees payable .........................................        9,285           9,214           9,194          9,110
Custodian fee payable .........................................       17,828          17,828          17,828         17,828
Accrued expenses and other payables ...........................          157             728           1,056          1,512
                                                                ------------    ------------    ------------    -----------
    Total Liabilities .........................................       47,775         77,950           52,774         67,370
                                                                ------------    ------------    ------------    -----------
NET ASSETS .................................................... $    864,632    $  2,219,431    $  1,804,120    $ 1,776,042
                                                                ============    ============    ============    ===========
---------------------------------------------------------------
(a) Investments, at cost ...................................... $    838,063    $  2,276,109    $  1,670,737    $ 1,873,242
                                                                ============    ============    ============    ===========
NET ASSETS CONSIST OF:
Undistributed net investment income/(accumulated net
   investment loss) ........................................... $      6,710    $     17,981    $     56,700    $    (8,967)
Accumulated net realized gain/(loss) on investments sold and
   foreign currency transactions ..............................       (6,472)        112,220         120,090       (216,268)
Net unrealized appreciation/(depreciation) of investments and
   foreign currency transactions ..............................       28,390         (1,035)          33,731       (103,186)
Paid-in capital ...............................................      836,004       2,090,265       1,593,599      2,104,463
                                                                ------------    ------------    ------------    -----------
     Total Net Assets ......................................... $    864,632    $  2,219,431    $  1,804,120    $ 1,776,042
                                                                ============    ============    ============    ===========
NET ASSET VALUE, offering price and redemption price
   of Membership Interest outstanding ......................... $       8.91    $      10.10    $       9.95    $      8.49
                                                                ============    ============    ============    ===========
Number of Membership Interests outstanding ....................       97,020         219,845         181,376        209,312
                                                                ============    ============    ============    ===========





                                                                               LEHMAN BROTHERS                   FIRST TRUST
                                                                   NASDAQ       10 UNCOMMON      FIRST TRUST      FINANCIAL
                                                                   TARGET 15       VALUES           ENERGY         SERVICES
                                                                   PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                                 ------------    ------------    ------------    ------------
ASSETS:
Investments, at value
   (See portfolios of investments)(a): ........................  $  3,083,139    $ 14,147,585    $    631,273    $  1,324,131
                                                                 ------------    ------------    ------------    ------------
Cash ..........................................................           -               -            38,343         76,212
Dividends receivable ..........................................            41           3,357             983          1,629
Receivable for Membership Interest sold .......................        45,440           1,792             -               -
Receivable for investment securities sold .....................           -        14,282,108             -               -
Receivable from Advisor .......................................        30,673         112,051          11,449          15,985
                                                                 ------------    ------------    ------------    ------------
     Total Assets .............................................     3,159,293      28,546,893         682,048       1,417,957
                                                                 ------------    ------------    ------------    ------------
LIABILITIES:
Payable for Membership Interest redeemed ......................           -               -               -               319
Payable for investment securities purchased ...................           -        14,365,868             -               -
Due to Custodian ..............................................         3,119          28,488             -               -
Investment advisory fee payable ...............................        23,306         103,336           3,744           8,192
Payable to Administrator ......................................         3,322           3,209           3,203           3,226
Distribution fees payable .....................................           601           2,886             182             251
Trustees fee payable ..........................................         3,580          19,765              57           1,173
Accrued legal fees ............................................         2,481           2,481           2,481           2,481
Accrued audit fees ............................................         3,969           3,969           3,969           3,969
Membership Interest servicing fee payable .....................        13,399          68,485           2,230           5,008
Printing fees payable .........................................         8,831           9,263           9,282           9,226
Custodian fee payable .........................................        17,828          17,828          17,828          17,828
Accrued expenses and other payables ...........................         2,152          10,442             738           1,241
                                                                 ------------    ------------    ------------    ------------
    Total Liabilities .........................................        82,588      14,636,020          43,714          52,914
                                                                 ------------    ------------    ------------    ------------
NET ASSETS ....................................................  $  3,076,705    $ 13,910,873    $    638,334    $  1,365,043
                                                                 ============    ============    ============    ============
---------------------------------------------------------------
(a) Investments, at cost ......................................  $  3,621,266    $ 14,365,868    $    774,201    $  1,275,335
                                                                 ============    ============    ============    ============
NET ASSETS CONSIST OF:
Undistributed net investment income/(accumulated net
   investment loss) ...........................................  $    (55,255)   $   (205,051)   $     (1,523)   $     (2,296)
Accumulated net realized gain/(loss) on investments sold and
   foreign currency transactions ..............................    (1,165,200)    (13,442,555)         66,378          72,165
Net unrealized appreciation/(depreciation) of investments and
   foreign currency transactions ..............................      (538,127)       (218,283)       (142,928)         48,796
Paid-in capital ...............................................     4,835,287      27,776,762         716,407       1,246,378
                                                                 ------------    ------------    ------------    ------------
     Total Net Assets .........................................  $  3,076,705    $ 13,910,873    $    638,334    $  1,365,043
                                                                 ============    ============    ============    ============
NET ASSET VALUE, offering price and redemption price
   of Membership Interest outstanding .........................  $      10.66    $       5.78    $      13.35    $      12.52
                                                                 ============    ============    ============    ============
Number of Membership Interests outstanding ....................       288,624       2,407,852          47,816         109,062
                                                                 ============    ============    ============    ============








                                                                  FIRST TRUST     FIRST TRUST      FIRST TRUST
                                                                    INTERNET     PHARMACEUTICAL    TECHNOLOGY
                                                                   PORTFOLIO       PORTFOLIO        PORTFOLIO
                                                                  ------------    ------------     ------------
ASSETS:
Investments, at value
   (See portfolios of investments)(a): ........................   $    380,075    $  1,546,035     $    935,268
                                                                  ------------    ------------     ------------
Cash ..........................................................         13,307          74,403           53,867
Dividends receivable ..........................................             47             656              104
Receivable for Membership Interest sold .......................           -                718              175
Receivable for investment securities sold .....................           -               -                -
Receivable from Advisor .......................................         14,215          16,338           16,678
                                                                  ------------    ------------     ------------
     Total Assets .............................................        407,644       1,638,150        1,006,092
                                                                  ------------    ------------     ------------
LIABILITIES:
Payable for Membership Interest redeemed ......................            117             -               -
Payable for investment securities purchased ...................           -               -                -
Due to Custodian ..............................................           -               -                -
Investment advisory fee payable ...............................          5,656           8,576            8,552
Payable to Administrator ......................................          3,222           3,220            3,241
Distribution fees payable .....................................             78             307              174
Trustees fee payable ..........................................          4,223           3,213            1,551
Accrued legal fees ............................................          2,481           2,481            2,481
Accrued audit fees ............................................          3,969           3,969            3,969
Membership Interest servicing fee payable .....................          5,226           6,557            5,218
Printing fees payable .........................................          9,163           9,200            9,143
Custodian fee payable .........................................         17,828          17,828           17,828
Accrued expenses and other payables ...........................            899           1,280            1,178
                                                                  ------------    ------------     ------------
    Total Liabilities .........................................         52,862          56,631           53,335
                                                                  ------------    ------------     ------------
NET ASSETS ....................................................   $    354,782    $  1,581,519     $    952,757
                                                                  ============    ============     ============
---------------------------------------------------------------
(a) Investments, at cost ......................................   $    483,115    $  1,555,351     $  1,105,411
                                                                  ============    ============     ============
NET ASSETS CONSIST OF:
Undistributed net investment income/(accumulated net
   investment loss) ...........................................   $    (13,195)   $     (9,025)    $    (19,934)
Accumulated net realized gain/(loss) on investments sold and
   foreign currency transactions ..............................       (794,905)        130,730         (820,987)
Net unrealized appreciation/(depreciation) of investments and
   foreign currency transactions ..............................       (103,040)         (9,316)        (170,143)
Paid-in capital ...............................................      1,265,922       1,469,130        1,963,821
                                                                  ------------    ------------     ------------
     Total Net Assets .........................................   $    354,782    $  1,581,519     $    952,757
                                                                  ============    ============     ============
NET ASSET VALUE, offering price and redemption price
   of Membership Interest outstanding .........................   $       5.36    $      12.69     $       6.81
                                                                  ============    ============     ============
Number of Membership Interests outstanding ....................         66,175         124,644          139,944
                                                                  ============    ============     ============






                       See Notes to Financial Statements.

Page 14-15

STATEMENTS OF OPERATIONS
FIRST DEFINED PORTFOLIO FUND, LLC
FOR THE SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)











                                                                    THE DOWSM       THE DOWSM         GLOBAL            S&P
                                                                    TARGET 5         DART 10         TARGET 15        TARGET 10
                                                                    PORTFOLIO       PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                                   ------------    ------------     ------------     ------------
INVESTMENT INCOME:
Dividends ........................................................ $      6,399       $  21,534     $     30,293     $     10,033
                                                                   ------------    ------------     ------------     ------------
Foreign withholding tax on dividend income .......................           -              -             (1,046)              -
   Total investment income .......................................        6,399          21,534           29,247           10,033
                                                                   ------------    ------------     ------------     ------------

EXPENSES:
Investment advisory fee ..........................................        1,191           4,682            5,197            4,800
Administration fee ...............................................        7,191           7,191            7,191            7,191
Fund Accounting fee ..............................................       12,397          12,397           12,397           12,397
Distribution fee .................................................          498           1,950            2,165            2,000
Trustees' fees and expenses ......................................          326           1,529            2,051            1,908
Legal fees .......................................................        2,480           2,480            2,480            2,480
Audit fees .......................................................        3,968           3,968            3,968            3,968
Custodian fees ...................................................        7,935           7,935            7,935            7,935
Membership Interest servicing fee ................................        5,923           8,080            8,473            8,226
Printing fees ....................................................        2,976           2,976            2,976            2,976
Other ............................................................          158             499            1,208              501
Fees waived and expenses reimbursed by investment
   advisor .......................................................      (42,105)        (42,173)         (43,386)         (42,622)
                                                                   ------------    ------------     ------------     ------------
     Net expenses ................................................        2,938          11,514           12,655           11,760
                                                                   ------------    ------------     ------------     ------------
NET INVESTMENT INCOME/(LOSS) .....................................        3,461          10,020           16,592           (1,727)
                                                                   ------------    ------------     ------------     ------------
NET REALIZED AND UNREALIZED GAIN/(LOSS)
   ON INVESTMENTS:
Realized gain/(loss) from:
   Securities ....................................................       12,664         108,258          137,766         (237,930)
   Foreign currency transactions .................................           -              -                261               -
Change in unrealized appreciation/(depreciation) of:
   Securities ....................................................          665        (107,361)        (102,242)          52,958
   Foreign currency and translation of other assets and
    liabilities in foreign currencies ............................           -              -               (567)              -
Net realized and unrealized gain/(loss) on investments ...........       13,329             897           35,218         (184,972)
                                                                   ------------    ------------     ------------     ------------

NET INCREASE/(DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ..................................... $     16,790    $     10,917     $     51,810     $   (186,699)
                                                                   ============    ============     ============     ============







                                                                                  LEHMAN BROTHERS                     FIRST TRUST
                                                                      NASDAQ        10 UNCOMMON     FIRST TRUST        FINANCIAL
                                                                     TARGET 15        VALUES          ENERGY           SERVICES
                                                                     PORTFOLIO       PORTFOLIO       PORTFOLIO         PORTFOLIO
                                                                   ------------    ------------     ------------     ------------
INVESTMENT INCOME:
Dividends ........................................................ $      1,866    $     27,655     $      5,513     $      8,281
Foreign withholding tax on dividend income .......................          -               -                -                -
                                                                   ------------    ------------     ------------     ------------
   Total investment income .......................................        1,866          27,655            5,513            8,281
                                                                   ------------    ------------     ------------     ------------
EXPENSES:
Investment advisory fee ..........................................        7,980          55,563            2,411            3,768
Administration fee ...............................................        7,191           7,191            7,191            7,191
Fund Accounting fee ..............................................       12,397          12,397           12,397           12,397
Distribution fee .................................................        3,325          23,151            1,005            1,570
Trustees' fees and expenses ......................................        3,814          31,331              512            1,287
Legal fees .......................................................        2,480           2,480            2,480            2,480
Audit fees .......................................................        3,968           3,968            3,968            3,968
Custodian fees ...................................................        7,935           7,935            7,935            7,935
Membership Interest servicing fee ................................       10,368          42,184            6,626            7,531
Printing fees ....................................................        2,976           2,976            2,976            2,976
Other ............................................................        1,089           6,082              602              884
Fees waived and expenses reimbursed by investment
   advisor .......................................................      (43,970)        (69,229)         (42,179)         (42,690)
                                                                   ------------    ------------     ------------     ------------
     Net expenses ................................................       19,553         126,029            5,924            9,297
                                                                   ------------    ------------     ------------     ------------
NET INVESTMENT INCOME/(LOSS) .....................................      (17,687)        (98,374)            (411)          (1,016)
                                                                   ------------    ------------     ------------     ------------
NET REALIZED AND UNREALIZED GAIN/(LOSS)
   ON INVESTMENTS:
Realized gain/(loss) from:
   Securities ....................................................   (1,200,322)    (12,067,947)          54,659          (83,856)
   Foreign currency transactions .................................          -               -                -                -
Change in unrealized appreciation/(depreciation) of:
   Securities ....................................................      730,123       5,098,979         (211,965)           8,881
   Foreign currency and translation of other assets and
    liabilities in foreign currencies ............................          -               -                -                -
                                                                   ------------    ------------     ------------     ------------
Net realized and unrealized gain/(loss) on investments ...........     (470,199)     (6,968,968)        (157,306)         (74,975)

NET INCREASE/(DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ..................................... $   (487,886)   $ (7,067,342)    $   (157,717)    $    (75,991)
                                                                   ============    ============     ============     ============



                                                                   FIRST TRUST      FIRST TRUST     FIRST TRUST
                                                                    INTERNET       PHARMACEUTICAL    TECHNOLOGY
                                                                    PORTFOLIO        PORTFOLIO       PORTFOLIO
                                                                   ------------     ------------    ------------
INVESTMENT INCOME:
Dividends ........................................................ $        186     $      5,634    $        709
Foreign withholding tax on dividend income .......................         -                 -               -
                                                                   ------------     ------------    ------------
   Total investment income .......................................          186            5,634             709
                                                                   ------------     ------------    ------------

EXPENSES:
Investment advisory fee ..........................................        2,059            4,088           3,007
Administration fee ...............................................        7,191            7,191           7,191
Fund Accounting fee ..............................................       12,397           12,397          12,397
Distribution fee .................................................          858            1,703           1,253
Trustees' fees and expenses ......................................        1,253            1,625           1,473
Legal fees .......................................................        2,480            2,480           2,480
Audit fees .......................................................        3,968            3,968           3,968
Custodian fees ...................................................        7,935            7,935           7,935
Membership Interest servicing fee ................................        6,598            7,778           7,160
Printing fees ....................................................        2,976            2,976           2,976
Other ............................................................          750              660             876
Fees waived and expenses reimbursed by investment
   advisor .......................................................      (43,527)         (42,786)        (43,317)
                                                                   ------------     ------------    ------------
     Net expenses ................................................        4,938           10,015           7,399
                                                                   ------------     ------------    ------------
NET INVESTMENT INCOME/(LOSS) .....................................       (4,752)          (4,381)         (6,690)
                                                                   ------------     ------------    ------------
NET REALIZED AND UNREALIZED GAIN/(LOSS)
   ON INVESTMENTS:
Realized gain/(loss) from:
   Securities ....................................................     (876,480)          32,452        (844,975)
   Foreign currency transactions .................................        -                 -                -
Change in unrealized appreciation/(depreciation) of:
   Securities ....................................................      447,026         (107,507)        353,819
   Foreign currency and translation of other assets and
    liabilities in foreign currencies ............................        -                 -                -
                                                                   ------------     ------------    ------------
Net realized and unrealized gain/(loss) on investments ...........     (429,454)         (75,055)       (491,156)

NET INCREASE/(DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ..................................... $   (434,206)    $    (79,436)   $   (497,846)
                                                                   ============     ============    ============




                       See Notes to Financial Statements.

Page 16-17

STATEMENTS OF CHANGES IN NET ASSETS
FIRST DEFINED PORTFOLIO FUND, LLC
FOR THE SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)




                                                                      THE DOWSM       THE DOWSM        GLOBAL           S&P
                                                                      TARGET 5         DART 10        TARGET 15       TARGET 10
                                                                      PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                                     -----------     -----------     -----------     -----------
Net investment income/(loss) ....................................... $     3,461     $    10,020      $  16,592      $    (1,727)
Net realized gain/(loss) on investments and foreign currency
   transactions ....................................................      12,664         108,258         138,027        (237,930)
Net change in unrealized appreciation/(depreciation) of securities
   and foreign currency transactions during the period .............         665        (107,361)       (102,809)         52,958
                                                                     -----------     -----------     -----------     -----------
Net increase/(decrease) in net assets resulting from operations           16,790          10,917          51,810        (186,699)

Net increase/(decrease) in net assets from Membership Interest
   transactions ....................................................     586,227       1,098,340        (100,388)        461,341
                                                                     -----------     -----------     -----------     -----------
Net increase/(decrease) in net assets ..............................     603,017       1,109,257         (48,578)        274,642

NETASSETS:
Beginning of period ................................................     261,615       1,110,174       1,852,698       1,501,400
                                                                     -----------     -----------     -----------     -----------
End of period ...................................................... $   864,632     $ 2,219,431     $ 1,804,120     $ 1,776,042
                                                                     ===========     ===========     ===========     ===========
Undistributed net investment income/(accumulated net investment
   loss) at end of period .......................................... $     6,710     $    17,981     $    56,700     $    (8,967)
                                                                     ===========     ===========     ===========     ===========



                                                                                    LEHMAN BROTHERS                  FIRST TRUST
                                                                        NASDAQ       10 UNCOMMON     FIRST TRUST      FINANCIAL
                                                                      TARGET 15         VALUES          ENERGY        SERVICES
                                                                      PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                                     -----------     -----------     -----------     -----------
Net investment income/(loss) ....................................... $  (17,687)     $   (98,374)    $      (411)    $    (1,016)
Net realized gain/(loss) on investments and foreign currency
   transactions ....................................................  (1,200,322)    (12,067,947)         54,659         (83,856)
Net change in unrealized appreciation/(depreciation) of securities
   and foreign currency transactions during the period .............     730,123       5,098,979        (211,965)          8,881
                                                                     -----------     -----------     -----------     -----------
Net increase/(decrease) in net assets resulting from operations         (487,886)     (7,067,342)       (157,717)        (75,991)

Net increase/(decrease) in net assets from Membership Interest
   transactions ....................................................     876,164      (1,144,336)        297,790         410,007
                                                                     -----------     -----------     -----------     -----------
Net increase/(decrease) in net assets ..............................     388,278      (8,211,678)        140,073         334,016

NETASSETS:
Beginning of period ................................................   2,688,427      22,122,551         498,261       1,031,027
                                                                     -----------     -----------     -----------     -----------
End of period ...................................................... $ 3,076,705     $13,910,873     $   638,334     $ 1,365,043
                                                                     ===========     ===========     ===========     ===========
Undistributed net investment income/(accumulated net investment
   loss) at end of period .......................................... $   (55,255)    $  (205,051)    $    (1,523)    $    (2,296)
                                                                     ===========     ===========     ===========     ===========




                                                                      FIRST TRUST     FIRST TRUST     FIRST TRUST
                                                                       INTERNET     PHARMACEUTICAL    TECHNOLOGY
                                                                       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                                      -----------     -----------     -----------
Net investment income/(loss) .......................................  $    (4,752)    $    (4,381)    $    (6,690)
Net realized gain/(loss) on investments and foreign currency
   transactions ....................................................     (876,480)         32,452        (844,975)
Net change in unrealized appreciation/(depreciation) of securities
   and foreign currency transactions during the period .............      447,026        (107,507)        353,819
                                                                      -----------     -----------     -----------
Net increase/(decrease) in net assets resulting from operations          (434,206)        (79,436)       (497,846)

Net increase/(decrease) in net assets from Membership Interest
   transactions ....................................................     (342,074)        393,535         404,363
                                                                      -----------     -----------     -----------
Net increase/(decrease) in net assets ..............................     (776,280)        314,099         (93,483)

NETASSETS:
Beginning of period ................................................    1,131,062       1,267,420       1,046,240
                                                                      -----------     -----------     -----------
End of period ......................................................  $   354,782     $ 1,581,519     $   952,757
                                                                      ===========     ===========     ===========
Undistributed net investment income/(accumulated net investment
   loss) at end of period ..........................................  $   (13,195)    $    (9,025)    $   (19,934)
                                                                      ===========     ===========     ===========

STATEMENTS OF CHANGES IN NET ASSETS
FIRST DEFINED PORTFOLIO FUND, LLC
FOR THE YEAR ENDED DECEMBER 31, 2000



                                                                      THE DOWSM       THE DOWSM        GLOBAL           S&P
                                                                      TARGET 5         DART 10        TARGET 15       TARGET 10
                                                                      PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                                     -----------     -----------     -----------     -----------
Net investment income/(loss) ....................................... $     2,782     $     7,715     $    38,518     $    (6,817)
Net realized gain/(loss) on investments and foreign currency
   transactions ....................................................     (19,136)          3,962         (17,937)         21,662
Net change in unrealized appreciation/(depreciation) of securities
   and foreign currency transactions during the year ...............      47,788         114,594         144,934        (188,984)
                                                                     -----------     -----------     -----------     -----------
Net increase/(decrease) in net assets resulting from operations ....      31,434         126,271         165,515        (174,139)

Net increase in net assets from Membership Interest transactions ...     149,982         883,040       1,434,691       1,403,026
                                                                     -----------     -----------     -----------     -----------
Net increase in net assets .........................................     181,416       1,009,311       1,600,206       1,228,887

NET ASSETS:
Beginning of year ..................................................      80,199         100,863         252,492         272,513
                                                                     -----------     -----------     -----------     -----------
End of year ........................................................ $   261,615     $ 1,110,174     $ 1,852,698     $ 1,501,400
                                                                     ===========     ===========     ===========     ===========
Undistributed net investment income/(accumulated net investment
   loss) at end of year ............................................ $     3,249     $     7,961     $    40,108     $    (7,240)
                                                                     ===========     ===========     ===========     ===========





                                                                                    LEHMAN BROTHERS                  FIRST TRUST
                                                                        NASDAQ       10 UNCOMMON     FIRST TRUST      FINANCIAL
                                                                      TARGET 15         VALUES          ENERGY        SERVICES
                                                                      PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                                     -----------     -----------     -----------     -----------
Net investment income/(loss) ....................................... $   (36,965)    $  (106,503)    $      (987)    $    (1,231)
Net realized gain/(loss) on investments and foreign currency
   transactions ....................................................      35,122      (1,374,608)         11,719         156,021
Net change in unrealized appreciation/(depreciation) of securities
   and foreign currency transactions during the year ...............  (1,349,417)     (5,332,744)         56,633          34,966
Net increase/(decrease) in net assets resulting from operations ....  (1,351,260)     (6,813,855)         67,365         189,756
                                                                     -----------     -----------     -----------     -----------
Net increase in net assets from Membership Interest transactions ...   3,629,591      28,811,035         316,910         711,575
                                                                     -----------     -----------     -----------     -----------
Net increase in net assets .........................................   2,278,331      21,997,180         384,275         901,331

NET ASSETS:
Beginning of year ..................................................     410,096         125,371         113,986         129,696
                                                                     -----------     -----------     -----------     -----------
End of year ........................................................ $ 2,688,427     $22,122,551     $   498,261     $ 1,031,027
                                                                     ===========     ===========     ===========     ===========
Undistributed net investment income/(accumulated net investment
   loss) at end of year ............................................ $   (37,568)    $  (106,677)    $    (1,112)    $    (1,280)
                                                                     ===========     ===========     ===========     ===========






                                                                      FIRST TRUST     FIRST TRUST     FIRST TRUST
                                                                       INTERNET     PHARMACEUTICAL    TECHNOLOGY
                                                                       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                                      -----------     -----------     -----------
Net investment income/(loss) .......................................  $    (8,016)    $    (4,437)    $   (12,850)
Net realized gain/(loss) on investments and foreign currency
   transactions ....................................................       81,575          98,278          23,988
Net change in unrealized appreciation/(depreciation) of securities
   and foreign currency transactions during the year ...............     (616,446)         93,342        (560,095)
Net increase/(decrease) in net assets resulting from operations ....     (542,887)        187,183        (548,957)
                                                                      -----------     -----------     -----------

Net increase in net assets from Membership Interest transactions ...    1,486,913         945,522       1,433,006
                                                                      -----------     -----------     -----------
Net increase in net assets .........................................      944,026       1,132,705         884,049

NETASSETS:
Beginning of year ..................................................      187,036         134,715         162,191
                                                                      -----------     -----------     -----------
End of year ........................................................  $ 1,131,062     $ 1,267,420     $ 1,046,240
                                                                      ===========     ===========     ===========
Undistributed net investment income/(accumulated net investment
   loss) at end of year ............................................  $   (8,443)     $    (4,644)    $   (13,244)
                                                                      ===========     ===========     ===========





                       See Notes to Financial Statements.

Page 18-19

STATEMENTS OF CHANGES IN NET ASSETS - CAPITAL STOCK ACTIVITY
FIRST DEFINED PORTFOLIO FUND, LLC
FOR THE SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)





                                                                      THE DOWSM       THE DOWSM        GLOBAL           S&P
                                                                      TARGET 5         DART 10        TARGET 15       TARGET 10
                                                                      PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                                     -----------     -----------     -----------     -----------

AMOUNT:
Sold ............................................................... $   672,222     $ 1,337,759     $ 1,016,884     $   738,034
Redeemed ...........................................................     (85,995)       (239,419)     (1,117,272)       (276,693)
                                                                     -----------     -----------     -----------     -----------
Net increase/(decrease) ............................................ $   586,227     $ 1,098,340     $  (100,388)    $   461,341
                                                                     ===========     ===========     ===========     ===========
MEMBERSHIP INTERESTS:
Sold ...............................................................      76,179         132,848         102,793          84,501
Redeemed ...........................................................      (9,522)        (23,758)       (108,650)        (32,562)
                                                                     -----------     -----------     -----------     -----------
Net increase/(decrease) ............................................      66,657         109,090          (5,857)         51,939
                                                                     ===========     ===========     ===========     ===========




                                                                                    LEHMAN BROTHERS                  FIRST TRUST
                                                                        NASDAQ       10 UNCOMMON     FIRST TRUST      FINANCIAL
                                                                      TARGET 15         VALUES          ENERGY        SERVICES
                                                                      PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                                     -----------     -----------     -----------     -----------

AMOUNT:
Sold ............................................................... $ 1,231,594     $ 8,564,006     $ 1,151,313     $ 1,695,871
Redeemed ...........................................................    (355,430)     (9,708,342)       (853,523)     (1,285,864)
                                                                     -----------     -----------     -----------     -----------
Net increase/(decrease) ............................................ $   876,164     $(1,144,336)    $   297,790     $   410,007
                                                                     ===========     ===========     ===========     ===========
MEMBERSHIP INTERESTS:
Sold ...............................................................     112,627       1,200,357          72,084         138,486
Redeemed ...........................................................     (32,789)     (1,430,129)        (55,660)       (108,184)
                                                                     -----------     -----------     -----------     -----------
Net increase/(decrease) ............................................      79,838        (229,772)         16,424          30,302
                                                                     ===========     ===========     ===========     ===========





                                                                      FIRST TRUST     FIRST TRUST     FIRST TRUST
                                                                       INTERNET     PHARMACEUTICAL    TECHNOLOGY
                                                                       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                                      -----------     -----------     -----------

AMOUNT:
Sold ...............................................................  $   401,246     $   724,224     $ 1,385,964
Redeemed ...........................................................     (743,320)       (330,689)       (981,601)
                                                                      -----------     -----------     -----------
Net increase/(decrease) ............................................  $  (342,074)    $   393,535     $   404,363
                                                                      ===========     ===========     ===========
MEMBERSHIP INTERESTS:
Sold ...............................................................       47,870          58,308         167,178
Redeemed ...........................................................     (103,082)        (27,247)       (129,310)
                                                                      -----------     -----------     -----------
Net increase/(decrease) ............................................      (55,212)         31,061          37,868
                                                                      ===========     ===========     ===========





STATEMENTS OF CHANGES IN NET ASSETS - CAPITAL STOCK ACTIVITY
FIRST DEFINED PORTFOLIO FUND, LLC
FOR THE YEAR ENDED DECEMBER 31, 2000








                                                                      THE DOWSM       THE DOWSM        GLOBAL           S&P
                                                                      TARGET 5         DART 10        TARGET 15       TARGET 10
                                                                      PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                                     -----------     -----------     -----------     -----------
AMOUNT:
Sold ............................................................... $   182,370     $ 1,158,120     $ 1,580,647     $ 1,588,051
Redeemed ...........................................................     (32,388)       (275,080)       (145,956)       (185,025)
                                                                     -----------     -----------     -----------     -----------
Net increase ....................................................... $   149,982     $   883,040     $ 1,434,691     $ 1,403,026
                                                                     ===========     ===========     ===========     ===========
MEMBERSHIP INTERESTS:
Sold ...............................................................      25,043         128,542         178,838         152,091
Redeemed ...........................................................      (4,655)        (28,726)        (17,604)        (17,755)
                                                                     -----------     -----------     -----------     -----------
Net increase .......................................................      20,388          99,816         161,234         134,336
                                                                     ===========     ===========     ===========     ===========





                                                                                    LEHMAN BROTHERS                  FIRST TRUST
                                                                        NASDAQ       10 UNCOMMON     FIRST TRUST      FINANCIAL
                                                                      TARGET 15         VALUES          ENERGY        SERVICES
                                                                      PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                                     -----------     -----------     -----------     -----------
AMOUNT:
Sold ............................................................... $ 5,775,525     $39,118,315     $   351,610     $ 1,902,962
Redeemed ...........................................................  (2,145,934)    (10,307,280)        (34,700)     (1,191,387)
                                                                     -----------     -----------     -----------     -----------
Net increase ....................................................... $ 3,629,591     $28,811,035     $   316,910     $   711,575
                                                                     ===========     ===========     ===========     ===========
MEMBERSHIP INTERESTS:
Sold ...............................................................     303,423       3,677,206          23,507         163,500
Redeemed ...........................................................    (122,734)     (1,050,582)         (2,268)        (97,100)
                                                                     -----------     -----------     -----------     -----------
Net increase .......................................................     180,689       2,626,624          21,239          66,400
                                                                     ===========     ===========     ===========     ===========





                                                                     FIRST TRUST     FIRST TRUST     FIRST TRUST
                                                                      INTERNET     PHARMACEUTICAL    TECHNOLOGY
                                                                      PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                                     -----------     -----------     -----------
AMOUNT:
Sold ............................................................... $ 1,748,719     $ 1,648,664     $ 2,074,852
Redeemed ...........................................................    (261,806)       (703,142)       (641,846)
                                                                     -----------     -----------     -----------
Net increase ....................................................... $ 1,486,913     $   945,522     $ 1,433,006
                                                                     ===========     ===========     ===========
MEMBERSHIP INTERESTS:
Sold ...............................................................     125,427         135,899         135,871
Redeemed ...........................................................     (15,492)        (55,303)        (45,889)
                                                                     -----------     -----------     -----------
Net increase .......................................................     109,935          80,596          89,982
                                                                     ===========     ===========     ===========








                       See Notes to Financial Statements.

Page 20-21

FINANCIAL HIGHLIGHTS

THE DOWSM TARGET 5 PORTFOLIO
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                      SIX MONTHS
                                                                        ENDED             YEAR             PERIOD
                                                                      06/30/01            ENDED             ENDED
                                                                     (UNAUDITED)        12/31/00          12/31/99*
                                                                    -------------     -------------     -------------
 Net asset value, beginning of period ............................  $       8.62      $       8.04      $      10.00
                                                                    -------------     -------------     -------------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...........................................          0.07++            0.06              0.05
 Net realized and unrealized gain/(loss) on investments ..........          0.22              0.52             (2.01)
                                                                    -------------     -------------     -------------
 Total from investment operations ................................          0.29              0.58             (1.96)
                                                                    -------------     -------------     -------------
 Net asset value, end of period ..................................  $       8.91      $       8.62      $       8.04
                                                                    =============     =============     =============
 TOTAL RETURN+ ...................................................          3.36%             7.21%           (19.60)%
                                                                    =============     =============     =============

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's) ............................  $        865      $        262      $         80
 Ratio of operating expenses to average net assets ...............          1.47%**           1.47%             1.47%**
 Ratio of net investment income to average net assets ............          1.73%**           2.45%             2.28%**
 Portfolio turnover rate .........................................         16.30%            54.04%             --
 Ratio of operating expenses to average net assets without
   fee waivers and expenses reimbursed ...........................         22.54%**          74.48%           215.88%**


-----------------------------------------------------

*    The Fund commenced operations on October 6, 1999.

**   Annualized.

+    Total return is not  annualized  for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

++   Per share values have been calculated using the average shares method.


                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

THE DOWSM DART10 PORTFOLIO
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                      SIX MONTHS
                                                                        ENDED             YEAR             PERIOD
                                                                      06/30/01            ENDED             ENDED
                                                                     (UNAUDITED)        12/31/00          12/31/99*
                                                                    -------------     -------------     -------------
 Net asset value, beginning of period ............................  $      10.02      $       9.22      $      10.00
                                                                    -------------     -------------     -------------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...........................................          0.06++            0.05              0.02
 Net realized and unrealized gain/(loss) on investments ..........          0.02              0.75             (0.80)
                                                                    -------------     -------------     -------------
 Total from investment operations ................................          0.08              0.80             (0.78)
                                                                    -------------     -------------     -------------
 Net asset value, end of period ..................................  $      10.10      $      10.02      $       9.22
                                                                    =============     =============     =============
 TOTAL RETURN(DAGGER) ............................................          0.80%             8.68%            (7.80)%
                                                                    =============     =============     =============

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's) ............................  $      2,219      $      1,110      $        101
 Ratio of operating expenses to average net assets ...............          1.47%**           1.47%             1.47%**
 Ratio of net investment income to average net assets ............          1.28%**           1.19%             1.01%**
 Portfolio turnover rate .........................................         34.01%            33.59%             --
 Ratio of operating expenses to average net assets without
   fee waivers and expenses reimbursed ...........................          6.88%**          14.84%           182.94%**


------------------------------------------------------

*    The Fund commenced operations on October 6, 1999.

**   Annualized.

+    Total return is not  annualized  for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

++   Per share values have been calculated using the average shares method.



                        See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

GLOBAL TARGET 15 PORTFOLIO
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                      SIX MONTHS
                                                                        ENDED             YEAR             PERIOD
                                                                      06/30/01            ENDED             ENDED
                                                                     (UNAUDITED)        12/31/00          12/31/99*
                                                                    -------------     -------------     -------------
 Net asset value, beginning of period ............................. $       9.90      $       9.71      $      10.00
                                                                    -------------     -------------     -------------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ............................................         0.10              0.15              0.06
 Net realized and unrealized gain/(loss) on investments ...........        (0.05)             0.04             (0.35)
                                                                    -------------     -------------     -------------
 Total from investment operations .................................         0.05              0.19             (0.29)
                                                                    -------------     -------------     -------------
 Net asset value, end of period ................................... $       9.95      $       9.90      $       9.71
                                                                    =============     =============     =============
 TOTAL RETURN+ ....................................................         0.50%             1.96%            (2.90)%
                                                                    =============     =============     =============
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's) ............................. $      1,804      $      1,853      $        252
 Ratio of operating expenses to average net assets ................         1.47%**           1.47%             1.47%**
 Ratio of net investment income to average net assets .............         1.93%**           5.93%             2.77%**
 Portfolio turnover rate ..........................................        72.55%            20.39%             --
 Ratio of operating expenses to average net assets without
  fee waivers and expenses reimbursed .............................         6.53%**          14.89%            51.39%**


---------------------------------------------------------

*    The Fund commenced operations on October 6, 1999.

**   Annualized.

+    Total return is not  annualized  for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.


                           See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

S&P TARGET10 PORTFOLIO
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                      SIX MONTHS
                                                                        ENDED             YEAR             PERIOD
                                                                      06/30/01            ENDED             ENDED
                                                                     (UNAUDITED)        12/31/00          12/31/99*
                                                                    -------------     -------------     -------------
 Net asset value, beginning of period ............................  $       9.54      $      11.83      $      10.00
                                                                    -------------     -------------     -------------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment loss .............................................         (0.01)++          (0.03)            (0.02)
 Net realized and unrealized gain/(loss) on investments ..........         (1.04)            (2.26)             1.85
                                                                    -------------     -------------     -------------
 Total from investment operations ................................         (1.05)            (2.29)             1.83
                                                                    -------------     -------------     -------------
 Net asset value, end of period ..................................  $       8.49      $       9.54      $      11.83
                                                                    =============     =============     =============
 TOTAL RETURN+ ...................................................        (11.11)%          (19.36)%           18.30%
                                                                    =============     =============     =============
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's) ............................  $      1,776      $      1,501      $        273
 Ratio of operating expenses to average net assets ...............          1.47%**           1.47%             1.47%**
 Ratio of net investment loss to average net assets ..............         (0.22)%**         (0.71)%           (1.04)%**
 Portfolio turnover rate .........................................         87.23%            64.22 %            --
 Ratio of operating expenses to average net assets without
   fee waivers and expenses reimbursed ...........................          6.81%**          10.85%            96.12%**


-------------------------------------------------------

*    The Fund commenced operations on October 6, 1999.

**   Annualized.

+    Total return is not  annualized  for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

++   Per share values have been calculated using the average shares method.


                         See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

NASDAQ TARGET 15 PORTFOLIO
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                      SIX MONTHS
                                                                        ENDED             YEAR             PERIOD
                                                                      06/30/01            ENDED             ENDED
                                                                     (UNAUDITED)        12/31/00          12/31/99*
                                                                    -------------     -------------     -------------
 Net asset value, beginning of period ............................. $      12.88      $      14.60      $      10.00
                                                                    -------------     -------------     -------------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment loss ..............................................        (0.07)++          (0.16)            (0.05)
 Net realized and unrealized gain/(loss) on investments ...........        (2.15)            (1.56)             4.65
                                                                    -------------     -------------     -------------
 Total from investment operations .................................        (2.22)            (1.72)             4.60
                                                                    -------------     -------------     -------------
 Net asset value, end of period ................................... $      10.66      $       12.88     $      14.60
                                                                    =============     =============     =============
 TOTAL RETURN+ ....................................................       (17.24)%          (11.78)%           46.00%
                                                                    =============     =============     =============
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's) ............................. $      3,077      $       2,688     $        410
 Ratio of operating expenses to average net assets ................         1.47%**           1.47%             1.47%**
 Ratio of net investment loss to average net assets ...............        (1.34)%**         (1.46)%           (1.44)%**
 Portfolio turnover rate ..........................................        69.73%            72.40%             --
 Ratio of operating expenses to average net assets without
   fee waivers and expenses reimbursed ............................         4.80%**           5.47%            90.16%**


-----------------------------------------------------------

*    The Fund commenced operations on October 6, 1999.

**   Annualized.

+    Total return is not  annualized  for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

++   Per share values have been calculated using the average shares method.


                          See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

LEHMAN BROTHERS 10 UNCOMMON VALUES PORTFOLIO FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                      SIX MONTHS
                                                                        ENDED             YEAR             PERIOD
                                                                      06/30/01            ENDED             ENDED
                                                                     (UNAUDITED)        12/31/00          12/31/99*
                                                                    -------------     -------------     -------------
 Net asset value, beginning of period ............................. $       8.39      $       11.40     $      10.00
                                                                    -------------     -------------     -------------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment loss ..............................................        (0.04)            (0.02)            (0.02)
 Net realized and unrealized gain/(loss) on investments ...........        (2.57)            (2.99)             1.42
                                                                    -------------     -------------     -------------
 Total from investment operations .................................        (2.61)            (3.01)             1.40
                                                                    -------------     -------------     -------------
 Net asset value, end of period ................................... $       5.78      $       8.39      $      11.40
                                                                    =============     =============     =============
 TOTAL RETURN+ ....................................................       (31.11)%          (26.40)%           14.00%
                                                                    =============     =============     =============
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's) ............................. $    13,911       $     22,123      $        125
 Ratio of operating expenses to average net assets ................         1.37%**           1.37%             1.47%**
 Ratio of net investment loss to average net assets ...............        (1.07)%**         (1.15)%           (0.65)%**
 Portfolio turnover rate ..........................................       113.47%            98.80%             --
 Ratio of operating expenses to average net assets without
   fee waivers and expenses reimbursed ............................         2.13%**           2.47%           144.82%**



------------------------------------------------------

*    The Fund commenced operations on October 6, 1999.

**   Annualized.

+    Total return is not  annualized  for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.



                        See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

FIRST TRUST ENERGY PORTFOLIO
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                      SIX MONTHS
                                                                        ENDED             YEAR             PERIOD
                                                                      06/30/01            ENDED             ENDED
                                                                     (UNAUDITED)        12/31/00          12/31/99*
                                                                    -------------     -------------     -------------
 Net asset value, beginning of period                               $      15.87      $      11.23      $      10.00
                                                                    -------------     -------------     -------------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment loss                                                       (0.01)++          (0.02)            (0.01)
 Net realized and unrealized gain/(loss) on investments                    (2.51)             4.66              1.24
                                                                    -------------     -------------     -------------
 Total from investment operations                                          (2.52)             4.64              1.23
                                                                    -------------     -------------     -------------
 Net asset value, end of period                                     $      13.35      $      15.87      $      11.23
                                                                    =============     =============     =============
 TOTAL RETURN(DAGGER)                                                     (15.88)%           41.32%            12.30%
                                                                    =============     =============     =============
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's)                               $        638      $        498      $        114
 Ratio of operating expenses to average net assets                          1.47%**           1.47%             1.47%**
 Ratio of net investment loss to average net assets                        (0.10)%**         (0.50)%           (0.50)%**
 Portfolio turnover rate                                                  103.69%            28.14%             --
 Ratio of operating expenses to average net assets without
   fee waivers and expenses reimbursed                                     11.97%**          44.00%           111.63%**


-------------------------------------------------------------------
*    The Fund commenced operations on October 6, 1999.

**   Annualized.

+    Total return is not  annualized  for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

++   Per share values have been calculated using the average shares method.



                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

FIRST TRUST FINANCIAL SERVICES PORTFOLIO
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                      SIX MONTHS
                                                                        ENDED             YEAR             PERIOD
                                                                      06/30/01            ENDED             ENDED
                                                                     (UNAUDITED)        12/31/00          12/31/99*
                                                                    -------------     -------------     -------------
Net asset value, beginning of period .............................. $      13.09      $      10.49      $      10.00
                                                                    -------------     -------------     -------------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment loss ..............................................        (0.01)            (0.01)            (0.00)#
 Net realized and unrealized gain/(loss) on investments ...........        (0.56)             2.61              0.49
                                                                    -------------     -------------     -------------
 Total from investment operations .................................        (0.57)             2.60              0.49
                                                                    -------------     -------------     -------------
 Net asset value, end of period ................................... $      12.52      $      13.09      $      10.49
                                                                    =============     =============     =============
 TOTAL RETURN+  ...................................................        (4.35)%           24.79%             4.90%
                                                                    =============     =============     =============
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's) ............................. $      1,365      $      1,031      $        130
 Ratio of operating expenses to average net assets ................         1.47%**           1.47%             1.47%**
 Ratio of net investment loss to average net assets ...............        (0.16)%**         (0.17)%           (0.19)%**
 Portfolio turnover rate ..........................................       124.31%           154.13%            --
 Ratio of operating expenses to average net assets without
   fee waivers and expenses reimbursed ............................         8.24%**          13.62%            115.6%**


-----------------------------------------------------------
*    The Fund commenced operations on October 6, 1999.

**   Annualized.

+    Total return is not  annualized  for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

#    Amount represents less than $0.01 per share.



                      See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

FIRST TRUST INTERNET PORTFOLIO
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                      SIX MONTHS
                                                                        ENDED             YEAR             PERIOD
                                                                      06/30/01            ENDED             ENDED
                                                                     (UNAUDITED)        12/31/00          12/31/99*
                                                                    -------------     -------------     -------------
 Net asset value, beginning of period ............................. $       9.32      $      16.33      $      10.00
                                                                    -------------     -------------     -------------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment loss ..............................................        (0.05)++          (0.03)            (0.04)
 Net realized and unrealized gain/(loss) on investments ...........        (3.91)            (6.98)             6.37
                                                                    -------------     -------------     -------------
 Total from investment operations .................................        (3.96)            (7.01)             6.33
                                                                    -------------     -------------     -------------
 Net asset value, end of period ................................... $       5.36      $       9.32      $      16.33
                                                                    =============     =============     =============
 TOTAL RETURN+ ....................................................       (42.49)%          (42.93)%           63.30%
                                                                    =============     =============     =============
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's) ............................. $        355      $      1,131      $        187
 Ratio of operating expenses to average net assets ................         1.47%**           1.47%             1.47%**
 Ratio of net investment loss to average net assets ...............        (1.42)%**         (1.40)%            (1.37)%**
 Portfolio turnover rate ..........................................       106.43%            71.51%             --
 Ratio of operating expenses to average net assets without
   fee waivers and expenses reimbursed ............................        14.44%**          16.73%           136.02%**


-----------------------------------------------------
*    The Fund commenced operations on October 6, 1999.

**   Annualized.

+    Total return is not  annualized  for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

++   Per share values have been calculated using the average shares method.



                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

FIRST TRUST PHARMACEUTICAL PORTFOLIO
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                      SIX MONTHS
                                                                        ENDED             YEAR             PERIOD
                                                                      06/30/01            ENDED             ENDED
                                                                     (UNAUDITED)        12/31/00          12/31/99*
                                                                    -------------     -------------     -------------
 Net asset value, beginning of period ............................. $      13.54      $      10.37      $      10.00
                                                                    -------------     -------------     -------------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment loss ..............................................        (0.04)++          (0.03)            (0.02)
 Net realized and unrealized gain/(loss) on investments ...........        (0.81)             3.20              0.39
                                                                    -------------     -------------     -------------
 Total from investment operations .................................        (0.85)             3.17              0.37
                                                                    -------------     -------------     -------------
 Net asset value, end of period ................................... $      12.69      $      13.54      $      10.37
                                                                    =============     =============     =============
 TOTAL RETURN+ ....................................................        (6.28)%           30.57%             3.70%
                                                                    =============     =============     =============
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's) ............................. $      1,582      $      1,267      $        135
 Ratio of operating expenses to average net assets ................         1.47%**           1.47%             1.47%**
 Ratio of net investment loss to average net assets ...............        (0.64)%**         (0.61)%           (0.79)%**
 Portfolio turnover rate ..........................................        25.60%            88.46%             --
 Ratio of operating expenses to average net assets without
   fee waivers and expenses reimbursed ............................         7.76%**          13.46%           147.68%**

-----------------------------------------------------------
*    The Fund commenced operations on October 6, 1999.

**   Annualized.

+    Total return is not  annualized  for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

++   Per share values have been calculated using the average shares method.



                      See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

FIRST TRUST TECHNOLOGY PORTFOLIO
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                      SIX MONTHS
                                                                        ENDED             YEAR             PERIOD
                                                                      06/30/01            ENDED             ENDED
                                                                     (UNAUDITED)        12/31/00          12/31/99*
                                                                    -------------     -------------     -------------
 Net asset value, beginning of period ............................. $      10.25      $      13.41      $      10.00
                                                                    -------------     -------------     -------------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment loss ..............................................        (0.06)++          (0.10)            (0.03)
 Net realized and unrealized gain/(loss) on investments ...........        (3.38)            (3.06)             3.44
                                                                    -------------     -------------     -------------
 Total from investment operations .................................        (3.44)            (3.16)             3.41
                                                                    -------------     -------------     -------------
 Net asset value, end of period ................................... $       6.81      $      10.25      $      13.41
                                                                    =============     =============     =============
 TOTAL RETURN+ ....................................................       (33.56)%          (23.56)%           34.10%
                                                                    =============     =============     =============
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's) ............................. $        953      $      1,046      $        162
 Ratio of operating expenses to average net assets ................         1.47%**           1.47%             1.47%**
 Ratio of net investment loss to average net assets ...............        (1.33)%**         (1.42)%           (1.38)%**
 Portfolio turnover rate ..........................................       120.09%            98.66%            --
 Ratio of operating expenses to average net assets without
   fee waivers and expenses reimbursed ............................        10.12%**          11.39%           115.26%**

-----------------------------------------------------------

*    The Fund commenced operations on October 6, 1999.

**   Annualized.

+    Total return is not  annualized  for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

++   Per share values have been calculated using the average shares method.



                        See Notes to Financial Statements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                        FIRST DEFINED PORTFOLIO FUND, LLC
                            JUNE 30, 2001 (UNAUDITED)




1.     SIGNIFICANT ACCOUNTING POLICIES

First Defined Portfolio Fund, LLC (the "Registrant") was organized as a "Delaware limited liability company" on January 8, 1999 under the laws of the State of Delaware. The Registrant is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, open-end management investment company. The Registrant offers eleven managed investment portfolios that may be divided into two general categories: The DowSM Target 5 Portfolio, The DowSM DART 10 Portfolio, Global Target 15 Portfolio, S&P Target 10 Portfolio, NASDAQ Target 15 Portfolio and Lehman Brothers 10 Uncommon Values Portfolio, (the "Strategy Funds"); and, First Trust Energy Portfolio, First Trust Financial Services Portfolio, First Trust Internet Portfolio, First Trust Pharmaceutical Portfolio, and First Trust Technology Portfolio, (the "Sector Funds"), (each, a "Fund", collectively, the "Funds"). Under Delaware law, a limited liability company does not issue shares of stock. Instead, ownership rights are contained in membership interests (each, an "Interest", collectively, the "Interests"). Each Interest represents an undivided interest in the net assets of a Fund's portfolio. Fund Interests are not offered directly to the public. Fund Interests are sold only to American Skandia Life Assurance Corporation Variable Account B ("Account B") to fund the benefits of variable annuity policies (the "Policies") issued by American Skandia. Account B is the sole member of the Registrant. Account B's variable annuity owners who have Policy values allocated to any of the funds have indirect rights to the Registrant's interests. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.



PORTFOLIO VALUATION:
Generally, a Fund's investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value as determined by, or under the direction of, the Board of Trustees of the Registrant. Portfolio securities for which the primary market is a domestic or foreign exchange, or which are traded over-the-counter and quoted on the NASDAQ System, are valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price using prices as of the close of trading. Portfolio securities not quoted on the NASDAQ System that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued at the most recently quoted bid price provided by the principal market makers. Securities for which quotations are not readily available are valued at fair value as determined under the direction of the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost.

Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the New York Stock Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the New York Stock Exchange that will not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures decided upon in good faith by the Registrant's Board of Trustees. All securities and other assets of a Fund initially expressed in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST DEFINED PORTFOLIO FUND, LLC
                            JUNE 30, 2001 (UNAUDITED)



SECURITIES TRANSACTIONS AND INVESTMENT INCOME:
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income is not accrued until settlement date. Each Fund instructs the custodian to segregate assets of the Fund with a current value at least equal to the amount of its when-issued purchase commitments.



FOREIGN CURRENCY:
The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses which result from changes in foreign currency exchange rates have been included in the unrealized appreciation/(depreciation) of investments and net other assets. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on investment securities sold.



DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income and net realized long-term and short-term capital gains of all Funds may be paid with such frequency (monthly or otherwise) as the Board of Trustees may determine from time to time. All dividends paid by a Fund will be reinvested into additional Interests.



FEDERAL INCOME TAXES:
The Registrant is a limited liability company with all of its interests owned by a single entity (Account B). Accordingly, the Registrant is treated as part of the operations of American Skandia and is not taxed separately. The Registrant intends to comply with the provisions of Section 817(h) of the Internal Revenue Code which impose certain diversification requirements upon variable contracts that are based on segregated asset accounts. Under current tax law, interest, dividend income, and capital gains of the Registrant are not currently taxable when left to accumulate within a variable annuity contract. As such, no federal income tax provision is required.



EXPENSES:
Expenses that are directly related to one of the Funds are charged directly to that Fund. General expenses of the Registrant are allocated to all the Funds based upon the relative net assets of each Fund.



OTHER:
In November 2000 the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the Guide). The Guide is effective for annual statements issued for fiscal years beginning after December 15, 2000. Management of the Fund does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST DEFINED PORTFOLIO FUND, LLC
                            JUNE 30, 2001 (UNAUDITED)




2. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

First Trust Advisors L.P. ("First Trust") is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, Nike' Securities Corporation. First Trust serves as investment advisor to the Funds pursuant to an Investment Advisory and Management Agreement. First Trust provides each Fund with discretionary investment services and certain administrative services necessary for the management of the portfolios. For its investment advisory and management services, First Trust is entitled to a monthly fee calculated at an annual rate of 0.60% of each Funds average daily net assets.

From time to time First Trust may waive a portion or all of the fees otherwise payable to it and/or reimburse expenses. First Trust has voluntarily undertaken to waive its fees and reimburse expenses through September 30, 2001, so that total expenses do not exceed 1.47% of each Fund's average daily net assets. However, with respect to Lehman Brothers 10 Uncommon Values Portfolio, First Trust has agreed to waive fees and reimburse expenses so that total expenses do not exceed 1.37% of the average daily net asset value of the fund through September 30, 2001. The fees waived and reimbursed, for the six months ended June 30, 2001, by the advisor, are as follows:



                                               FEES WAIVED   EXPENSES REIMBURSED
                                              ------------   -------------------

The DowSM Target 5 Portfolio. ................  $  1,191            $40,914
The DowSM DART 10 Portfolio ..................     4,682             37,491
Global Target 15 Portfolio ...................     5,197             38,189
S&P Target 10 Portfolio ......................     4,800             37,822
NASDAQ Target 15 Portfolio ...................     7,980             35,990
Lehman Brothers 10 Uncommon Values Portfolio .    55,563             13,666
First Trust Energy Portfolio .................     2,411             39,768
First Trust Financial Services Portfolio .....     3,768             38,922
First Trust Internet Portfolio ...............     2,059             41,468
First Trust Pharmaceutical Portfolio .........     4,088             38,698
First Trust Technology Portfolio .............     3,007             40,310


PFPC Inc. ("PFPC"), serves as the Registrant's administrator. In addition, PFPC also provides certain fund accounting, custody administration and transfer agency services in accordance with certain fee arrangements.

J.P. Morgan Chase & Company, (formerly the Chase Manhattan Bank), serves as the custodian to the Funds.

No officer or employee of First Trust or Nike' Securities L.P. (Nike' Securities) received any compensation from the Registrant for serving as an officer or Trustee of the Registrant. The Registrant pays each Trustee who is not an officer or employee of First Trust or Nike' Securities or any of their affiliates $15,000 per annum plus $125 per portfolio per regularly scheduled meeting attended, $500 per committee meeting attended and reimbursement for travel and out-of-pocket expenses.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST DEFINED PORTFOLIO FUND, LLC
                            JUNE 30, 2001 (UNAUDITED)


3. 12B-1 SERVICING PLAN

The Registrant, on behalf of each Fund, has adopted a 12b-1 Service Plan, (the "Plan") pursuant to Rule 12b-1 under the 1940 Act, which provides that Interests of each of the Funds will be subject to an annual service fee.

Nike' Securities serves as the selling agent and distributor of Interests of the Funds. In this capacity, Nike' Securities manages the offering of the Funds' Interests and is responsible for all sales and promotional activities. The Plan reimburses Nike' Securities for its costs in connection with these activities. Nike' Securities also uses the service fee to compensate American Skandia for providing account services to policy owners. These services include establishing and maintaining policy owner accounts, answering inquiries, and providing personal services to policy owners. Each Fund may spend up to 0.25% per year, of the average daily net assets of its Interests, as a service fee under the Plan. In addition, the Plan permits First Trust to use a portion of its advisory fee to compensate Nike' Securities for expenses incurred in connection with the sales and distribution of a Fund's Interest including, without limitation, expenses of preparing, printing and distributing prospectuses to persons other than Interest holders or policy owners, as well as compensating its sales force, printing and distributing advertising and sales literature and reports to Interest holders and policy owners used in connection with the sale of a Fund's Interests, certain other expenses associated with the distribution of the Funds, and any distribution-related expenses that may be authorized by the Trustees.



4. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of securities, excluding U.S. Government and short-term investments, for the six months ended June 30, 2001, were as follows:



                                                 PURCHASES          SALES
                                               -------------     -----------
The DowSM Target 5 Portfolio. ................ $    682,242         $ 70,984
The DowSM DART 10 Portfolio ..................    1,690,186          539,133
Global Target 15 Portfolio ...................    1,291,507        1,468,429
S&P Target 10 Portfolio ......................    1,925,520        1,418,264
NASDAQ Target 15 Portfolio ...................    2,749,002        1,899,330
Lehman Brothers 10 Uncommon Values Portfolio .   21,413,548       22,893,416
First Trust Energy Portfolio .................    1,160,121          832,809
First Trust Financial Services Portfolio .....    1,935,098        1,546,686
First Trust Internet Portfolio ...............      743,536        1,071,253
First Trust Pharmaceutical Portfolio .........      753,648          353,249
First Trust Technology Portfolio .............    1,564,075        1,184,247



5. MEMBERSHIP INTERESTS

The Registrant has authorized an unlimited number of Membership Interests without par value of one or more series.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST DEFINED PORTFOLIO FUND, LLC
                            JUNE 30, 2001 (UNAUDITED)





6. CONCENTRATION OF RISK

The Funds may invest in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in the securities of U.S. companies and the U.S. government. These risks include re-valuation of currencies and future adverse political and economic developments. These risks are heightened for investments in emerging market countries. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

Each Fund may invest up to 15% of its net assets in illiquid securities, including securities that are not readily marketable, securities that are restricted as to disposition under Federal securities laws or otherwise, repurchase agreements maturing in more than seven days, interest only and principal only mortgage-backed securities, certain options traded in the over-the-counter market and the securities to which such options relate. In purchasing securities which cannot be sold by a Fund without registration under the Securities Act of 1933, as amended, a Fund will endeavor to obtain the right to registration at the expense of the issuer. There generally will be a lapse of time between the decision by a Fund to sell any such security and the registration of the security permitting the sale. During any such period, the security will be subject to market fluctuations.

Each Fund is classified as "non-diversified" and is limited as to the percentage of its assets which may be invested in securities of any one issuer only by its own investment restrictions and diversification requirements. A Fund may therefore invest a relatively high percentage of its assets in a limited number of issuers. This can expose each Fund to potentially greater market fluctuations than might be experienced by a diversified fund. Each Fund may be more susceptible to any single economic, political or regulatory occurrence and to the financial conditions of the issuer in which it invests.



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